Average Annual Total Returns		12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index Reflects No Deductions For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	24.51%	14.28%		12.87%
Russell 1000 Value Index Reflects No Deductions For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	14.37%	8.68%		8.49%
Russell 3000 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	23.81%	13.86%		12.55%
Russell 2000 Index Reflects No Deduction For Fees Expenses Or Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[4]	11.54%	7.40%		7.82%
Russell 3000 Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[5]	23.81%	13.86%	13.75%
N A S D A Q U S Multi Asset Diversified Income Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[6]	10.51%	3.70%	4.46%
CRAWFORD LARGE CAP DIVIDEND FUND - CLASS I
Prospectus [Line Items]
Average Annual Return, Percent		11.38%	7.66%		8.19%
CRAWFORD LARGE CAP DIVIDEND FUND - CLASS I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.67%	6.40%		6.45%
CRAWFORD LARGE CAP DIVIDEND FUND - CLASS I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.95%	5.88%		6.12%
CRAWFORD LARGE CAP DIVIDEND FUND - CLASS C
Prospectus [Line Items]
Average Annual Return, Percent		10.30%	6.59%		7.11%
Crawford Small Cap Dividend Fund - Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.45%	6.55%		8.09%
Crawford Small Cap Dividend Fund - Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.40%	5.63%		6.86%
Crawford Small Cap Dividend Fund - Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.92%	5.04%		6.24%
Crawford Multi-Asset Income Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		11.35%	4.80%	5.21%
Crawford Multi-Asset Income Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.95%	3.62%	3.93%
Crawford Multi-Asset Income Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	3.45%	3.73%

[1]	As of the date of this prospectus, the Fund changed its primary index to the Russell 1000® Index due to new regulatory requirements for broad-based index comparison. The Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® represents approximately 93% of the Russell 3000® Index, as of the most recent reconstitution. The Russell 1000® Index is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are included. Index returns assume reinvestment of dividends and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[2]	The Russell 1000® Value Index measures the performance of the large cap value segment of the US equity universe. It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[3]	As of the date of this prospectus, the Fund changed its primary index to the Russell 3000® Index due to new regulatory requirements for broad-based index comparison.
[4]	The Russell 2000® Index is a small-cap U.S. stock market index that makes up the smallest 2,000 stocks in the Russell 3000 Index. It is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[5]	As of the date of this prospectus, the Fund changed its primary index to the Russell 3000® Index due to new regulatory requirements for broad-based index comparison. The Russell 3000® Index measures the performance of the largest 3,000 US companies designed to represent approximately 98% of the investable US equity market. The Russell 3000 Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.
[6]	The NASDAQ U.S. Multi-Asset Diversified Income IndexSM is designed to provide exposure to multiple asset segments, each selected to result in a consistent and high yield. The index is comprised of securities classified as U.S. equities, U.S. Real Estate Investment Trusts, U.S. preferred securities, U.S. Master Limited Partnerships, and a high-yield corporate debt Exchange Traded Fund and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.